Common, subordinated and preferred units - Movements (Details) - shares										12 Months Ended
	Jul. 16, 2021	Jul. 12, 2021	Jun. 21, 2021	Oct. 23, 2020	Sep. 15, 2020	Sep. 04, 2020	Aug. 16, 2019	Jul. 16, 2019	Jun. 04, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common And Subordinated Units [Line Items]
Beginning Balance										15,257,498
Ending Balance										15,257,498	15,257,498
Common units public [Member]
Common And Subordinated Units [Line Items]
Beginning Balance										18,050,941	18,028,786	17,944,701
Phantom units issued											6,627	19,745
ATM program										52,603		53,160
Ending Balance										18,115,504	18,050,941	18,028,786
Common units public [Member] | Non-employee director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	2,392	2,392	7,176	3,882	7,764	3,882		2,236	8,944
Common Units Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance										15,257,498	15,257,498	2,101,438
Subordinated units converted to common units							13,156,060
Ending Balance										15,257,498	15,257,498	15,257,498
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance												13,156,060
Subordinated units converted to common units							(13,156,060)
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Beginning Balance										6,752,333	6,625,590	6,129,070
ATM program										336,992	126,743	496,520
Ending Balance										7,089,325	6,752,333	6,625,590